OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income - Operating Income (Loss) [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,343	£ 1,344	£ 1,225
Rental income from investment properties (note 26)	197	213	229
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017 and 2016: available-for-sale financial assets) (note 41)	275	446	575
Movement in value of in-force business (note 24)	(55)	(165)	472
Liability management		(14)	(598)
Share of results of joint ventures and associates	9	6	(1)
Other	151	165	133
Total other operating income	£ 1,920	£ 1,995	£ 2,035